Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 33,885	$ 38,201	$ 38,607
Accumulated impairment [member] | Allowance for credit losses related to other credit instruments [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	$ 12		$ 22